Subsequent Events- Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended
	Mar. 09, 2015	Jan. 23, 2015	Oct. 07, 2014	Aug. 13, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 26, 2013	Feb. 09, 2015	Mar. 12, 2014	Sep. 24, 2014	Jul. 23, 2014	Jun. 16, 2014	Feb. 20, 2014	May 14, 2015	May 11, 2015	May 27, 2015	Apr. 06, 2015	May 08, 2015	May 20, 2015	May 21, 2015	May 08, 2014	Dec. 02, 2014	May 02, 2014	Dec. 18, 2013	May 29, 2015
Subsequent Event [Line Items]
Number of shares called by warrants						190,000	402,500
Warrants Issued During Period, Number of Warrants		100,000
Warrants Issued During Period, Exercise Price		$ 0.47
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross					600,000	10,575,000	1,145,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price					$ 0.46	$ 0.41	$ 0.68
Stock Issued During Period, Shares, New Issues				550,000
Stock Issued During Period, Value, New Issues					$ 801,000
Stock Issued During Period, Value, Issued for Services			48,388
Debt Instrument, Face Amount				4,000,000		7,500
Received non-interest bearing advances from officer					84,015	60,055
Repayments Short Term Advances					135,030	60,055
Severance Payment	125,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.75
Long-term Debt, Gross						83,333
Debt Conversion, Original Debt, Amount						30,000
Bermuda Lender [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues								600,000
Stock Issued During Period, Value, New Issues								480,000
Debt Instrument, Interest Rate, Effective Percentage								11.00%														15.00%
Long-term Debt, Gross					83,333																	500,000
Debt Instrument, Maturity Date								Jul. 31, 2014
Bermuda Lender [Member] | Research and Development Arrangement [Member]
Subsequent Event [Line Items]
Debt Instrument Prepayments of Debt						266,297
Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross									500,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price									$ 0.46
Warrants Issue One [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Number of Warrants										100,000
Warrants Issue Two [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Number of Warrants										280,000
Warrants Issue Three [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Number of Warrants										20,000
Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase, Accrued Interest						105,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.75	$ 2.50
Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase, Accrued Interest						90,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.50	$ 0.94
Consultant
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross											75,000		60,000	500,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price											$ 0.33		$ 0.39	$ 0.32
Stock Issued During Period, Shares, Issued for Services					312,795							30,000
Stock Issued During Period, Value, Issued for Services					85,128	33,000
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage					12.00%																		10.00%	12.00%	12.00%
Sale of Stock, Price Per Share					$ 0.25
Debt Instrument, Face Amount					50,000
Proceeds from Convertible Debt					30,000
Debt Instrument, Interest Rate, Effective Percentage																									100.00%
Debt Instrument, Convertible, Conversion Price					$ 0.10
Debt Instrument Percentage For Fair Value					55.00%
Debt Instrument, Increase, Accrued Interest					5,984	3,646
Sale of Stock, Number of Shares Issued in Transaction					222,245
Long-term Debt, Gross					155,000																			175,000	281,000
Convertible Notes Payable [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 0.22
Convertible Notes Payable [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 0.19
Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							5,000
Notes Payable
Subsequent Event [Line Items]
Debt Instrument, Increase, Accrued Interest						13,565
Notes Payable | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 0.28
Notes Payable | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 0.14
Chief Medical Advisor [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross														300,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price														$ 0.65
Subsequent Event
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage						12.00%
Number of shares called by warrants																										100,000
Sale of Stock, Price Per Share						$ 0.25
Debt Instrument, Face Amount						50,000
Proceeds from Convertible Debt						30,000
Debt Instrument, Convertible, Conversion Price						$ 0.10
Debt Instrument Percentage For Fair Value						55.00%
Debt Instrument, Increase, Accrued Interest						5,984
Sale of Stock, Number of Shares Issued in Transaction						222,245
Warrant Issued To Purchase Common Stock						80,000
Investment Warrants, Exercise Price						$ 0.75
Subsequent Event | Lenders [Member]
Subsequent Event [Line Items]
Number of shares called by warrants															140,000
Class of Warrant or Right, Outstanding															256,808
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.75
Warrants Exercisable Term															5 years
Long-term Debt, Gross															282,873
Debt Conversion Original Debt Accrued Interest Amount															25,296
Debt Conversion, Converted Instrument, Shares Issued															1,027,231
Subsequent Event | Cayman and the Bermuda Lender [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross																410,938
Debt Instrument Unpaid Principle Balances Amount																316,297
Debt Instrument, Maturity Date																Jun. 30, 2015
Subsequent Event | Bermuda Lender [Member]
Subsequent Event [Line Items]
Number of shares called by warrants																	800,000
Class of Warrant or Right, Outstanding																	3,733,645
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 0.75
Warrants Exercisable Term																	5 years
Long-term Debt, Gross																	4,410,938
Debt Conversion Original Debt Accrued Interest Amount																	69,436
Debt Conversion, Converted Instrument, Shares Issued																	14,934,578
Subsequent Event | In Process Research and Development [Member]
Subsequent Event [Line Items]
Payments for (Proceeds from) Other Investing Activities						177,234
Subsequent Event | Japanese Pharmaceutical Company [Member]
Subsequent Event [Line Items]
Payments for (Proceeds from) Other Investing Activities						50,000
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Exercise Price						$ 0.75
Subsequent Event | Minimum [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Exercise Price						$ 0.40
Subsequent Event | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annual Salary	400,000
Description for annual bonus of each year	The CEO is entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and an annual bonus for the years 2016 and 2017 equal to 50% of his annual base salary
Description for Chief Executive Officer receive severance amount one	the CEO would be entitled to receive severance in an amount equal to one time his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus).
Description for Chief Executive Officer receive severance amount two	the CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus).
Subsequent Event | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																		3 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																		300,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price																		$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																		10 years
Subsequent Event | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount															100,000
Debt Instrument, Interest Rate, Effective Percentage															10.00%
Debt Instrument, Convertible, Terms of Conversion Feature															The convertible note is payable as follows: (i) $25,000 of the principal and the respective accrued interest on such principal is payable six months from the issuance date (the “First Maturity Date”), (ii) $25,000 of principal and the respective accrued interest on such principal is payable two weeks following the First Maturity Date (the “Second Maturity Date”), (iii) $25,000 of principal and the respective accrued interest on such principal is payable four weeks following the First Maturity Date (the “Third Maturity Date”) and (iv) $25,000 of principal and the respective accrued interest on such principal is payable six weeks following the First Maturity Date (the “Fourth Maturity Date”). Each $25,000 of principal and the respective accrued interest on such principal is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at a conversion price equal to the greater of (a) 62% of the fair value of the Company’s stock or (b) $0.15 per share.
Subsequent Event | Convertible Notes Payable One [Member] | Lenders [Member]
Subsequent Event [Line Items]
Number of shares called by warrants																	35,000
Class of Warrant or Right, Outstanding																	41,667
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 0.75
Warrants Exercisable Term																	5 years
Long-term Debt, Gross																	50,000
Debt Conversion, Converted Instrument, Shares Issued																	166,667
Subsequent Event | Convertible Notes Payable Two [Member] | Lenders [Member]
Subsequent Event [Line Items]
Number of shares called by warrants																	130,000
Class of Warrant or Right, Outstanding																	216,667
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 0.75
Warrants Exercisable Term																	5 years
Long-term Debt, Gross																	260,000
Debt Conversion, Converted Instrument, Shares Issued																	866,667
Subsequent Event | Six-Month Convertible Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																			10.00%	10.00%
Debt Instrument, Convertible, Conversion Price																$ 0.22					$ 0.26
Class of Warrant or Right, Outstanding																			126,923	58,929
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 0.50	$ 0.50
Warrants Exercisable Term																			5 years	5 years
Long-term Debt, Gross																75,000			100,000	50,000
Debt Instrument, Convertible, Terms of Conversion Feature																			The convertible note is convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to at the greater of (a) 65% of the fair value of the Companys stock or (b) $0.15 per share.	The convertible note is convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to the greater of (a) 65% of the fair value of the Companys stock; or (b) $0.15 per share.
Debt Conversion Original Debt Accrued Interest Amount																1,205					1,301
Debt Conversion, Original Debt, Amount																25,000					25,000
Debt Conversion, Converted Instrument, Shares Issued																118,043					101,943
Subsequent Event | Investor
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					700,000
Stock Issued During Period, Value, New Issues					200,000
Class of Warrant or Right, Outstanding					175,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.75
Subsequent Event | Investor | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share					$ 0.30
Subsequent Event | Investor | Minimum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share					$ 0.25
Subsequent Event | Investors [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Number of Warrants						850,833
Stock Issued During Period, Shares, New Issues						2,703,333
Stock Issued During Period, Value, New Issues						801,000
Subsequent Event | Investors [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share						$ 0.30
Subsequent Event | Investors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share						$ 0.25
Subsequent Event | Consultants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services						270,295
Stock Issued During Period, Value, Issued for Services						$ 73,528
Subsequent Event | Consultants [Member] | Immediately Vesting [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		12,500
Subsequent Event | Consultants [Member] | Vesting Over One Year [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		12,500
Subsequent Event | Consultants [Member] | Vesting Over Three Months [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		75,000
Subsequent Event | Consultants and Others [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services					144,616
Class of Warrant or Right, Outstanding					600,000
Warrants Exercisable Term					5 years
Subsequent Event | Consultants and Others [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.60
Subsequent Event | Consultants and Others [Member] | Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.38